Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Raw materials		$ 4,523	$ 950	$ 543
Work in progress		2,987	1,760	1,931
Total inventories		7,510	$ 2,710	$ 2,474
SEALS Corp
Raw materials	$ 3,182	4,523
Work in progress	6,152	2,987
Total inventories	$ 9,334	$ 7,510